Financial instruments	12 Months Ended
Dec. 31, 2019
Financial instruments [Abstract]
Financial instruments
Note 18 – Financial instruments

Forward contracts

As of December 31, 2019, the Company has forward contracts to purchase shares in listed drilling companies for an aggregate amount of approximately $92.2 million (2018: $85.4 million). The unrealized loss related to these forward contracts is $64.3 million as of December 31, 2019 (2018: $35.1 million). The forward contracts are presented net within current liabilities in the consolidated balance sheet as of December 31, 2019 and consist of forward assets of $27.9 million (2018: $50.3 million) and forward liabilities of $92.2 million (2018: $85.4 million). As of December 31, 2019, there is $65.0 million of restricted cash recorded in the Consolidated Balance Sheet as collateral for these forward contracts (December 31, 2018: $37.9 million). Fair value is determined by using a mark to market forward rate. The forward rate is composed of a spot rate and an addition to or deduction from the spot rate. The addition or deduction reflects the interest rate margin between the currencies involved for the period in question.

As referenced in note 32, these contracts were settled on April 30, 2020.

Call Spread

On May 16, 2018 the Company issued $350.0 million in convertible bonds due in 2023 (the “Convertible Bonds”) (see note 21). The Company has purchased from Goldman Sachs International call options over 10,453,612 Borr shares with an exercise price of $33.4815 per share to mitigate the economic exposure from a potential exercise of the conversion rights embedded in the Convertible Bonds. In addition, the Company sold to Goldman Sachs International call options for the same number of shares with an exercise price of $42.6125 per share. The transactions are referred to as the “Call Spread”. The purpose of the Call Spread is to improve the effective conversion premium for the Company in relation to the Convertible Bonds to 75% over $24.35. The average maturity of the call options purchased and sold is May 14, 2023, with maturities starting on May 16, 2022 and ending on May 16, 2024. The call options bought and sold are European options exercisable only at maturity and are cash settled. The Call Spread is recorded within other long-term assets (see note 19) and with subsequent fair value adjustments recognized within other financial expenses, net (see note 6). Fair value adjustments in 2019 and 2018 resulted in an unrealized loss of $0.5 million and $25.7 million respectively. Fair value is determined by using the Black and Scholes model for option pricing. Subsequent fair value adjustments are recognized in the Consolidated Statement of Operations under Other financial income (expenses), net.